Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Trading Symbol	JCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Investor Class shares, net of fees, returned 0.36% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 1.54% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	0.36%	8.52%	1.07%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 940,528,649
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 9,426,269
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/jcrix
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Trading Symbol	JCCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$122	1.22%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class A shares, net of fees, returned 0.49% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 1.67% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class A - NAV**	0.49%	8.60%	1.10%
ALPS | CoreCommodity Fund - Class A -Maximum sales charge (load)*^	-5.06%	7.37%	0.53%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 940,528,649
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 9,426,269
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/jcrix
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Trading Symbol	JCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$202	2.02%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class C shares, net of fees, returned -0.31% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 0.87% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class C - NAV	-0.31%	7.82%	0.41%
ALPS | CoreCommodity Fund - Class C - Maximim deferred sales charge**	-1.28%	7.82%	0.41%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 940,528,649
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 9,426,269
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/jcrix
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Trading Symbol	JCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$112	1.12%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class I shares, net of fees, returned 0.67% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 1.85% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	0.67%	8.79%	1.33%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 940,528,649
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 9,426,269
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/jcrix
ALPS | Kotak India ESG Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Kotak India ESG Fund - Investor Shares
Class Name	ALPS | Kotak India ESG Fund - Investor Shares
Trading Symbol	INDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDAX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$137	1.22%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Investor Class shares increased by 23.87%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - Investor - NAV	23.87%	11.03%	8.38%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 396,576,901
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 2,056,987
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%

ALPS | Kotak India ESG Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Kotak India ESG Fund - Class A
Class Name	ALPS | Kotak India ESG Fund - Class A
Trading Symbol	INAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INAAX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class A shares increased by 23.85%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - A - NAV**	23.85%	11.05%	8.36%
ALPS | Kotak India ESG Fund - A -Maximum sales charge (load)*^	17.02%	9.79%	7.75%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 396,576,901
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 2,056,987
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%

ALPS | Kotak India ESG Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Kotak India ESG Fund - Class C
Class Name	ALPS | Kotak India ESG Fund - Class C
Trading Symbol	INFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INFCX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$219	1.97%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class C shares increased by 22.83%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - C - NAV	22.83%	10.17%	7.57%
ALPS | Kotak India ESG Fund - C - Maximum deferred sales charge**	21.83%	10.17%	7.57%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 396,576,901
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 2,056,987
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%

ALPS | Kotak India ESG Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Kotak India ESG Fund - Class I
Class Name	ALPS | Kotak India ESG Fund - Class I
Trading Symbol	INDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDIX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class I shares increased by 24.18%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - I - NAV	24.18%	11.29%	8.67%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 396,576,901
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 2,056,987
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%

ALPS | Kotak India ESG Fund | Class II Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Kotak India ESG Fund - Class II
Class Name	ALPS | Kotak India ESG Fund - Class II
Trading Symbol	INDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDSX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class II shares increased by 24.35%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - II - NAV*	24.35%	11.55%	8.79%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 396,576,901
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 2,056,987
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%

ALPS Global Opportunity Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Investor Shares
Class Name	ALPS Global Opportunity Fund - Investor Shares
Trading Symbol	LPEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$188	1.58%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Investor Class shares increased by 37.47%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	37.47%	9.05%	9.31%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 65,060,543
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 503,602
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%

ALPS Global Opportunity Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class A
Class Name	ALPS Global Opportunity Fund - Class A
Trading Symbol	LPFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$185	1.56%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class A shares increased by 37.31%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	37.31%	9.07%	9.31%
ALPS Global Opportunity Fund - A - Maximum sales charge (load)*^	29.68%	7.83%	8.70%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 65,060,543
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 503,602
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%

ALPS Global Opportunity Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class C
Class Name	ALPS Global Opportunity Fund - Class C
Trading Symbol	LPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$266	2.25%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class C shares increased by 36.58%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	36.58%	8.25%	8.51%
ALPS Global Opportunity Fund - C - Maximim deferred sales charge**	35.58%	8.25%	8.51%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 65,060,543
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 503,602
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%

ALPS Global Opportunity Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class I
Class Name	ALPS Global Opportunity Fund - Class I
Trading Symbol	LPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$149	1.25%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class I shares increased by 37.77%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	37.77%	9.34%	9.61%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 65,060,543
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 503,602
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%

ALPS Global Opportunity Fund | Class R Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class R
Class Name	ALPS Global Opportunity Fund - Class R
Trading Symbol	LPERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$208	1.75%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class R shares increased by 37.41%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	37.41%	8.84%	9.10%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 65,060,543
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 503,602
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%

ALPS | Balanced Opportunity Fund | Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Investor Class
Class Name	ALPS Balanced Opportunity Fund - Investor Class
Trading Symbol	ALIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALIBX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 27.42% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV	27.42%	8.33%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 12,616,896
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ (125,395)
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Name [Text Block]	Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.
Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/alpbx
ALPS | Balanced Opportunity Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class A
Class Name	ALPS Balanced Opportunity Fund - Class A
Trading Symbol	ALABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALABX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 27.40% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV	27.40%	8.33%
ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)*^	23.31%	7.46%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 12,616,896
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ (125,395)
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Name [Text Block]	Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.
Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/alpbx
ALPS | Balanced Opportunity Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class C
Class Name	ALPS Balanced Opportunity Fund - Class C
Trading Symbol	ALCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALCBX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$209	1.85%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 26.04% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV	26.04%	7.46%
ALPS Balanced Opportunity Fund - C - Maximim deferred sales charge**	25.04%	7.46%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 12,616,896
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ (125,395)
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Name [Text Block]	Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.
Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/alpbx
ALPS | Balanced Opportunity Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class I
Class Name	ALPS Balanced Opportunity Fund - Class I
Trading Symbol	ALPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALPBX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 27.38% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV	27.38%	8.55%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Apr. 30, 2024
Net Assets	$ 12,616,896
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ (125,395)
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

Material Fund Change Name [Text Block]	Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.
Material Fund Change Strategies [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Risks Change [Text Block]	Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/alpbx
RiverFront Asset Allocation Growth & Income | Investor Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Asset Allocation Growth & Income - Investor Shares
Class Name	RiverFront Asset Allocation Growth & Income - Investor Shares
Trading Symbol	RLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RLGAX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 23.67% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - Investor - NAV	23.67%	6.38%	5.50%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 77,544,232
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

RiverFront Asset Allocation Growth & Income | Class A Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Asset Allocation Growth & Income - Class A
Class Name	RiverFront Asset Allocation Growth & Income - Class A
Trading Symbol	RAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RAGIX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 23.60% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - A - NAV**	23.60%	6.38%	5.50%
RiverFront Asset Allocation Growth & Income - A - Maximum sales charge (load)*^	16.79%	5.18%	4.90%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 77,544,232
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

RiverFront Asset Allocation Growth & Income | Class C Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Asset Allocation Growth & Income - Class C
Class Name	RiverFront Asset Allocation Growth & Income - Class C
Trading Symbol	RLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RLGCX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 22.77% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - C - NAV	22.77%	5.59%	4.71%
RiverFront Asset Allocation Growth & Income - C - Maximim deferred sales charge**	21.77%	5.59%	4.71%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 77,544,232
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

RiverFront Asset Allocation Growth & Income | Class I Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Asset Allocation Growth & Income - Class I
Class Name	RiverFront Asset Allocation Growth & Income - Class I
Trading Symbol	RLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RLIIX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 23.94% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - I - NAV	23.94%	6.64%	5.76%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 77,544,232
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

ALPS | Smith Short Duration Bond Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Investor Shares
Class Name	ALPS | Smith Short Duration Bond Fund - Investor Shares
Trading Symbol	SMRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 6.79% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	6.79%	2.42%	2.74%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 577,017,028
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 1,695,999
Investment Company, Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%

ALPS | Smith Short Duration Bond Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class A
Class Name	ALPS | Smith Short Duration Bond Fund - Class A
Trading Symbol	SMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 6.82% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	6.82%	2.45%	2.75%
ALPS | Smith Short Duration Bond Fund - A - Maximum sales charge (load)*^	4.41%	1.29%	1.84%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 577,017,028
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 1,695,999
Investment Company, Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%

ALPS | Smith Short Duration Bond Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class C
Class Name	ALPS | Smith Short Duration Bond Fund - Class C
Trading Symbol	SMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 6.07% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV*	6.07%	1.68%	2.00%
ALPS | Smith Short Duration Bond Fund - C - Maximim deferred sales charge**	5.07%	1.68%	2.00%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 577,017,028
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 1,695,999
Investment Company, Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%

ALPS | Smith Short Duration Bond Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class I
Class Name	ALPS | Smith Short Duration Bond Fund - Class I
Trading Symbol	SMDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 7.10% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	7.10%	2.71%	3.03%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 577,017,028
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 1,695,999
Investment Company, Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%

ALPS | Smith Total Return Bond Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Investor Shares
Class Name	ALPS | Smith Total Return Bond Fund - Investor Shares
Trading Symbol	SMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 11.63% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	11.63%	0.66%	2.46%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,251,025,895
Holdings Count | shares	1,640
Advisory Fees Paid, Amount	$ 11,583,263
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%

ALPS | Smith Total Return Bond Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class A
Class Name	ALPS | Smith Total Return Bond Fund - Class A
Trading Symbol	SMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 11.64% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	11.64%	0.66%	2.47%
ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)*^	9.10%	-0.47%	1.56%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,251,025,895
Holdings Count | shares	1,640
Advisory Fees Paid, Amount	$ 11,583,263
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%

ALPS | Smith Total Return Bond Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class C
Class Name	ALPS | Smith Total Return Bond Fund - Class C
Trading Symbol	SMCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$168	1.59%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 10.87% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	10.87%	-0.05%	1.74%
ALPS | Smith Total Return Bond Fund - C - Maximim deferred sales charge**	9.87%	-0.05%	1.74%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,251,025,895
Holdings Count | shares	1,640
Advisory Fees Paid, Amount	$ 11,583,263
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%

ALPS | Smith Total Return Bond Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class I
Class Name	ALPS | Smith Total Return Bond Fund - Class I
Trading Symbol	SMTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 11.97% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $100,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	11.97%	0.93%	2.75%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,251,025,895
Holdings Count | shares	1,640
Advisory Fees Paid, Amount	$ 11,583,263
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%

ALPS | Smith Credit Opportunities Fund | Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Investor Class
Class Name	ALPS | Smith Credit Opportunities Fund - Investor Class
Trading Symbol	SMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 14.78% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV*	14.78%	2.23%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 210,517,517
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 1,468,024
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%

ALPS | Smith Credit Opportunities Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class A
Class Name	ALPS | Smith Credit Opportunities Fund - Class A
Trading Symbol	SMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 14.04% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	14.04%	2.10%
ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)*^	11.42%	1.54%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 210,517,517
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 1,468,024
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%

ALPS | Smith Credit Opportunities Fund | Class C Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class C
Class Name	ALPS | Smith Credit Opportunities Fund - Class C
Trading Symbol	SMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$202	1.90%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 12.86% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV*	12.86%	1.26%
ALPS | Smith Credit Opportunities Fund - C - Maximim deferred sales charge**	11.86%	1.26%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 210,517,517
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 1,468,024
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%

ALPS | Smith Credit Opportunities Fund | Class I Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class I
Class Name	ALPS | Smith Credit Opportunities Fund - Class I
Trading Symbol	SMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2023 to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 13.98% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	13.98%	2.28%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 210,517,517
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 1,468,024
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%

ALPS | CoreCommodity Natural Resources ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Natural Resources ETF
Class Name	ALPS | CoreCommodity Natural Resources ETF
Trading Symbol	NASDAQ: CCNR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of July 10, 2024 (Fund inception) to October 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ccnr
Expenses [Text Block]
WHAT WERE THE FUND COSTS SINCE INCEPTION?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$12*	0.39%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Natural Resources ETF (the "Fund") returned -1.04% at net asset value (NAV) for the period from July 10, 2024 (Fund inception) through October 31, 2024. The Fund slightly underperformed the Bloomberg Commodity Total Return Index (the "BCOM"), which returned -0.83% over the same period.

Top contributors to relative performance:

  Within the energy sector, the Fund's holdings outperformed the BCOM's energy sector by approximately 5.7%, with investments in renewable energy companies materially contributing to that outperformance. An overweight to the sector was also additive to relative performance.

  Within the agriculture sector, the Fund's holdings outperformed the BCOM's agriculture and livestock sector by roughly 5.4%, with nearly all industries outperforming. Despite an underweight, the sector was additive to relative performance.

Top detractors from relative performance:

  Within the base metals sector, the Fund's holdings underperformed the BCOM's base metals sector by approximately (3.1%), mainly as a result of underperformance from holdings in copper miners, specialty metals producers, and diversified mining companies. Combined with an overweight to the sector, this was a detractor to relative performance.

  Within the precious metals sector, the Fund's holdings outperformed the BCOM's precious metals sector by approximately 12.7%, led by outperformance from gold mining companies. Despite this, an underweight to the sector was a net detractor to relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of October 31, 2024)
Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	-1.04%
Bloomberg Commodity Total Return Index	-0.83%
Bloomberg US 1000 Total Return Index#	2.10%

Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 284,676,505
Holdings Count | shares	251
Advisory Fees Paid, Amount	$ 358,638
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$284,676,505
Number of Portfolio Holdings	251
Portfolio Turnover Rate#	61%
Total Advisory Fees Paid#	$358,638

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

CNH Industrial NV	1.66%
FMC Corp.	1.56%
Lundin Mining Corp.	1.44%
Cal-Maine Foods, Inc.	1.39%
Boliden AB	1.37%
Hudbay Minerals, Inc.	1.33%
Hormel Foods Corp.	1.30%
B2Gold Corp.	1.29%
Ingredion, Inc.	1.17%
Archer-Daniels-Midland Co.	1.14%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

CNH Industrial NV	1.66%
FMC Corp.	1.56%
Lundin Mining Corp.	1.44%
Cal-Maine Foods, Inc.	1.39%
Boliden AB	1.37%
Hudbay Minerals, Inc.	1.33%
Hormel Foods Corp.	1.30%
B2Gold Corp.	1.29%
Ingredion, Inc.	1.17%
Archer-Daniels-Midland Co.	1.14%